TYPE     13F-NT
PERIOD     06/30/2005
FILER
      CIK     0000849919
      CCC     pqb@rf6i
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME     JOHN WILKENS
      PHONE     2123722517
NOTIFY-INTERNET     jwilkens@markasset.com
DOCUMENT
                     13F-NT
                  UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549
                     FORM 13F
               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [   ];  is a new restatement.
                        [   ]   adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:     Mark Partners
Address:  667 Madison Avenue
          9th Floor
          New York, NY  10021

13F File Number:  28-2479

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:     Morris Mark
Company:  Morris Mark, LLC
Title:    As sole member of Morris Mark, LLC,
          General Partner, Mark Partners
Phone:    2123722500
Signature,      Place,     and Date of Signing

Morris Mark     New York, NY   August 8, 2005

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.
[ X ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

Morris Mark  13F File No. 28-2406

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0